Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Other equity interest [member]	Retained earnings [member]	Accumulated Other Comprehensive Loss Income [member]	Total
Beginning balance at Dec. 31, 2020	$ 235,008	$ 12,402	$ 89,505	$ (322,659)	$ (1,045)	$ 13,211
Beginning balance, shares at Dec. 31, 2020	2,507,145
IfrsStatementLineItems [Line Items]
Net loss (as restated note1)				(3,542)		(3,542)
Foreign currency translation adjustments					421	421
Actuarial gain on defined benefit plans				(86)		(86)
Comprehensive loss				(3,628)	421	(3,207)
Share-based compensation costs			273			273
Issuance of common shares, net of transaction costs	$ 29,082	1,897				30,979
Issuance of common shares, net of transaction costs, shares	943,448
Exercise of warrants	$ 29,769	(9,728)				20,041
Exercise of warrants, shares	1,400,447
Transfer of warrant issuance costs upon 2021 exercise of warrants (note 8)	$ (532)	532
Exercise of deferred share units (note 8)	$ 20		(28)			(8)
Exercise of deferred share units (note 8), shares	840
Ending balance at Jun. 30, 2021	$ 293,347	5,103	89,750	(326,287)	(624)	61,289
Ending balance, shares at Jun. 30, 2021	4,851,880
Beginning balance at Dec. 31, 2021	$ 293,410	5,085	89,788	(334,619)	(678)	52,986
Beginning balance, shares at Dec. 31, 2021	4,855,876
IfrsStatementLineItems [Line Items]
Net loss (as restated note1)				(6,856)		(6,856)
Foreign currency translation adjustments					79	79
Actuarial gain on defined benefit plans				8,025		8,025
Comprehensive loss				1,169	79	1,248
Share-based compensation costs			60			60
Ending balance at Jun. 30, 2022	$ 293,410	$ 5,085	$ 89,848	$ (333,450)	$ (599)	$ 54,294
Ending balance, shares at Jun. 30, 2022	4,855,876